UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM 13F

                                    FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Karsch Capital Management, LP.

Address: 110 East 59th Street
         22nd Floor
         New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch                    New York, NY              5/17/04
---------------------------------        -------------          --------------
     [Signature]                         [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     78
Form 13F Information Table Value Total:  $735,351.25
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number      Name

1.               28-10580                   Karsch Associates, LLC
2.               28-10579                   Karsch Capital II, LP
3.               28-10586                   Karsch Capital, Ltd.
----             -----------------          ------------------------------



                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                          March 31, 2004
           Column 1              Column 2       Column 3       Column 4     Column 5         Column 6  Column 7      Column 8

                                                               1,000.00     Shares/  Sh/  Put/ Invstmt  Other    Voting Authority
        Name of Issuer         Title of Class    CUSIP       Market Value   Prn Amt. Prn  Call Discretn Mgrs   Sole     Shared  None
                                                              (x$1,000)
AGERE SYS INC CL B             CL B             00845V209       2,612.07    837,200  SH         Sole      0     837,200     0     0
ALCATEL                        SPONSORED ADR    013904305       2,044.65    129,000  SH         Sole      0     129,000     0     0
ALLMERICA FINL CORP            COM              019754100      23,637.04    684,140  SH         Sole      0     684,140     0     0
ALLTEL CORP                    COM              020039103           1.50         30  SH         Sole      0          30     0     0
AMERICAN FINL RLTY TR          COM              02607P305       7,267.87    428,783  SH         Sole      0     428,783     0     0
AMERICAN HOME MTG INVT CORP    COM              02660R107       8,304.19    288,340  SH         Sole      0     288,340     0     0
AMERICAN TOWER CORP            CL A             029912201       3,405.00    300,000  SH         Sole      0     300,000     0     0
ANTHEM INC                     COM              03674B104       5,024.18     55,430  SH         Sole      0      55,430     0     0
AT&T WIRELESS SVCS INC         COM              00209A106       9,919.78    728,860  SH         Sole      0     728,860     0     0
BANK OF AMERICA CORPORATION    COM              060505104      56,229.52    694,363  SH         Sole      0     694,363     0     0
BLACK & DECKER CORP            COM              091797100       4,896.84     86,000  SH         Sole      0      86,000     0     0
BOYD GAMING CORP               COM              103304101           2.29        100  SH         Sole      0         100     0     0
CAESARS ENTMT INC              COM              127687101       3,322.59    254,800  SH         Sole      0     254,800     0     0
CENTEX CORP                    COM              152312104      16,592.10    306,920  SH         Sole      0     306,920     0     0
CHICAGO MERCANTILE HLDGS INC   CL A             167760107       7,255.50     75,000  SH         Sole      0      75,000     0     0
CISCO SYS INC                  COM              17275R102         294.63     12,500  SH         Sole      0      12,500     0     0
CIT GROUP INC                  COM              125581108       2,602.24     68,390  SH         Sole      0      68,390     0     0
COMMSCOPE INC                  COM              203372107      14,213.77    853,680  SH         Sole      0     853,680     0     0
COMPASS MINERALS INTL INC      COM              20451N101       3,997.03    243,870  SH         Sole      0     243,870     0     0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    20586240        4,849.26    267,324  SH         Sole      0     267,324     0     0
CONEXANT SYSTEMS INC           COM              207142100       1,030.76    168,150  SH         Sole      0     168,150     0     0
CONSOL ENERGY INC              COM              20854P109       7,065.55    263,640  SH         Sole      0     263,640     0     0
CROSSTEX ENERGY INC            COM              22765Y104       1,258.50     30,000  SH         Sole      0      30,000     0     0
CROWN CASTLE INTL CORP         COM              228227104       9,093.60    720,000  SH         Sole      0     720,000     0     0
CSK AUTO CORP                  COM              125965103       8,312.49    459,000  SH         Sole      0     459,000     0     0
DELL INC                       COM              24702R101         302.58      9,000  SH         Sole      0       9,000     0     0
DST SYS INC                    COM              233326107      11,260.86    248,310  SH         Sole      0     248,310     0     0
EAGLE MATERIALS INC            CL B             26969P207          46.49        796  SH         Sole      0         796     0     0
ELECTRONIC ARTS                COM              285512109      13,435.00    250,000  SH         Sole      0     250,000     0     0
FIRST MARBLEHEAD CORP          COM              320771108       6,322.92    214,700  SH         Sole      0     214,700     0     0
GEMSTAR-TV GUIDE INTL INC      COM              36866W106       1,906.98    284,200  SH         Sole      0     284,200     0     0
GENERAL MARITIME CORP          SHS              Y2692M103       4,586.61    182,370  SH         Sole      0     182,370     0     0
GOVERNMENT PPTYS TR INC        COM              38374W107         870.27     66,080  SH         Sole      0      66,080     0     0
HIGHLAND HOSPITALITY CORP      COM              430141101       1,033.70     88,200  SH         Sole      0      88,200     0     0
HUTCHINSON TECHNOLOGY INC      COM              448407106         737.98     26,300  SH         Sole      0      26,300     0     0
INTERNATIONAL GAME TECHNOLOG   COM              459902102      12,951.40    288,065  SH         Sole      0     288,065     0     0
PENNEY J C INC                 COM              708160106      13,605.24    391,180  SH         Sole      0     391,180     0     0
KB HOME                        COM              48666K109      10,342.40    128,000  SH         Sole      0     128,000     0     0
KMART HLDG CORPORATION         COM              498780105       8,544.88    206,000  SH         Sole      0     206,000     0     0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      24,961.38    419,660  SH         Sole      0     419,660     0     0
LAIDLAW INTL INC COM           COM              50730R102      28,073.50  1,929,450  SH         Sole      0   1,929,450     0     0
LENNAR CORP                    CL A             526057104      17,360.92    321,320  SH         Sole      0     321,320     0     0
LEXMARK INTL NEW               CL A             529771107         154.10      1,675  SH         Sole      0       1,675     0     0
LIBERTY MEDIA CORP NEW         COM SER A        530718105      12,537.75  1,145,000  SH         Sole      0   1,145,000     0     0
LOUISIANA PAC CORP             COM              546347105      11,669.86    452,320  SH         Sole      0     452,320     0     0
MANDALAY RESORT GROUP          COM              562567107      29,954.42    523,130  SH         Sole      0     523,130     0     0
MEDIMMUNE INC                  COM              584699102       5,308.40    230,000  SH         Sole      0     230,000     0     0
MGM MIRAGE                     COM              552953101       1,614.10     35,600  SH         Sole      0      35,600     0     0
MI DEVS INC                    CL A SUB VTG     55304X104      23,406.88    835,960  SH         Sole      0     835,960     0     0
NETGEAR INC                    COM              64111Q104       7,124.13    517,742  SH         Sole      0     517,742     0     0
NEWS CORP LTD                  ADR NEW          652487703      19,220.52    534,200  SH         Sole      0     534,200     0     0
NEWS CORP LTD                  SP ADR PFD       652487802       3,173.25    100,071  SH         Sole      0     100,071     0     0
NII HLDGS INC                  CL B NEW         62913F201      21,134.30    602,460  SH         Sole      0     602,460     0     0
NIKE INC                       CL B             654106103       7,541.71     96,850  SH         Sole      0      96,850     0     0
ORACLE CORP                    COM              68389X105       1,800.00    150,000  SH         Sole      0     150,000     0     0
PEP BOYS MANNY MOE & JACK      COM              713278109       8,399.65    302,690  SH         Sole      0     302,690     0     0
PULTE HOMES INC                COM              745867101      16,958.00    305,000  SH         Sole      0     305,000     0     0
RAYTHEON CO                    COM NEW          755111507       3,863.91    123,290  SH         Sole      0     123,290     0     0
REEBOK INTL LTD                COM              758110100       2,067.50     50,000  SH         Sole      0      50,000     0     0
SIRVA INC                      COM              82967Y104      23,078.02    956,800  SH         Sole      0     956,800     0     0
SPECTRASITE INC                COM              84761M104       6,255.17    168,603  SH         Sole      0     168,603     0     0
SPORTS AUTH INC NEW            COM              84917U109       2,541.07     63,400  SH         Sole      0      63,400     0     0
SPRINT CORP                    COM FON GROUP    852061100      11,316.02    614,000  SH         Sole      0     614,000     0     0
SPRINT CORP                    PCS COM SER 1    852061506       5,428.00    590,000  SH         Sole      0     590,000     0     0
STAGE STORES INC               COM NEW          85254C305       7,552.35    195,000  SH         Sole      0     195,000     0     0
STANLEY WKS                    COM              854616109       2,816.88     66,000  SH         Sole      0      66,000     0     0
STATION CASINOS INC            COM              857689103       4,906.85    111,090  SH         Sole      0     111,090     0     0
SYLVAN LEARNING SYS INC        COM              871399101       5,270.01    150,100  SH         Sole      0     150,100     0     0
TARGET CORP                    COM              87612E106       9,953.84    221,000  SH         Sole      0     221,000     0     0
TJX COS INC NEW                COM              872540109      17,069.20    695,000  SH         Sole      0     695,000     0     0
HILFIGER TOMMY CORP            ORD              G8915Z102      23,724.27  1,395,545  SH         Sole      0   1,395,545     0     0
TYCO INTL LTD NEW              COM              902124106      41,413.86  1,445,510  SH         Sole      0   1,445,510     0     0
WASHINGTON MUT INC             COM              939322103          20.93        490  SH         Sole      0         490     0     0
WESTERN WIRELESS CORP.CLASS A  COM              95988E204       9,232.27    394,710  SH         Sole      0     394,710     0     0
WYNN RESORTS LTD               COM              983134107      13,685.00    391,000  SH         Sole      0     391,000     0     0
XILINX INC                     COM              983919101       1,404.67     37,200  SH         Sole      0      37,200     0     0
YAHOO INC                      COM              984332106      13,368.03    275,800  SH         Sole      0     275,800     0     0
YUM BRANDS INC                 COM              988498101         810.33     21,330  SH         Sole      0      21,330     0     0

                                                TOTAL         735,351.25




03407.0004 #486564